UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2021

                            Scudder Securities Trust
                            ------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  05/31
                          -----

Date of reporting period:  8/31/04
                           -------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Technology Innovation Fund
Investment Portfolio as of August 31, 2004 (Unaudited)

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                                                                                    Shares                                Value ($)
                                                                                ---------------------------------------------------

Common Stocks 92.8%
Consumer Discretionary 4.0%
Internet & Catalog Retail 4.0%
eBay, Inc.*                                                                                83,300                        7,208,782

Financials 0.0%
Hambrecht & Quist Group* (e)                                                              140,000                            7,000

Information Technology 88.3%
Communications Equipment 14.6%
Avocent Corp.*                                                                             60,900                        1,736,259
CiDRA Corp.* (e)                                                                          241,793                           85,111
Cisco Systems, Inc.*                                                                      400,000                        7,504,000
Corning, Inc.*                                                                            233,100                        2,358,972
Juniper Networks, Inc.*                                                                   137,200                        3,140,508
Lucent Technologies, Inc.*                                                                273,200                          855,116
Motorola, Inc.                                                                            409,500                        6,613,425
QUALCOMM, Inc.                                                                             80,200                        3,051,610
Scientific-Atlanta, Inc.                                                                   38,500                        1,048,740
                                                                                                                      ------------
                                                                                                                        26,393,741

Computers & Peripherals 16.9%
ATI Technologies, Inc.*                                                                   101,700                        1,470,582
Dell, Inc.*                                                                               122,500                        4,267,900
EMC Corp.*                                                                                648,900                        6,988,653
Hewlett-Packard Co.                                                                       416,300                        7,447,607
Lexmark International, Inc.*                                                               36,000                        3,184,200
Network Appliance, Inc.*                                                                  131,200                        2,633,184
QLogic Corp.*                                                                              71,300                        1,861,643
Quanta Computer, Inc.                                                                   1,003,591                        1,716,805
Research In Motion Ltd.*                                                                   17,900                        1,077,938
                                                                                                                      ------------
                                                                                                                        30,648,512

Electronic Equipment & Instruments 3.8%
Agilent Technologies, Inc.*                                                               149,300                        3,060,650
Celestica, Inc.*                                                                           83,300                        1,191,190
Flextronics International Ltd.*                                                           205,700                        2,552,737
                                                                                                                      ------------
                                                                                                                         6,804,577

Internet Software & Services 3.2%
Check Point Software Technologies Ltd. (c)*                                               179,000                        3,139,660
Yahoo!, Inc.*                                                                              91,500                        2,608,665
                                                                                                                      ------------
                                                                                                                         5,748,325

IT Consulting & Services 8.1%
Accenture Ltd. "A"*                                                                        86,500                        2,257,650
Affiliated Computer Services, Inc. "A"*                                                    70,900                        3,851,997
Cognizant Technology Solutions Corp.*                                                      59,800                        1,639,716
Convergys Corp.*                                                                           69,100                          960,490
First Data Corp.                                                                           39,900                        1,685,775
Paychex, Inc.                                                                              81,400                        2,415,138
Unisys Corp.*                                                                             176,900                        1,776,076
                                                                                                                      ------------
                                                                                                                        14,586,842

Semiconductors & Semiconductor Equipment 18.6%
ASML Holding NV*                                                                          204,300                        2,643,642
Atmel Corp.*                                                                               83,700                          292,113
Broadcom Corp. "A"*                                                                        69,700                        1,891,658
Infineon Technologies AG (ADR)*                                                           115,200                        1,130,112
Intel Corp.                                                                               421,500                        8,973,735
KLA-Tencor Corp.*                                                                          55,600                        2,077,216
Koninklijke (Royal) Philips Electronics NV                                                 79,400                        1,842,080
Linear Technology Corp.                                                                    55,300                        1,978,081
LSI Logic Corp.*                                                                          144,400                          697,452
Marvell Technology Group Ltd.*                                                             85,400                        1,974,448
Maxim Integrated Products, Inc.                                                            33,800                        1,467,934
Microchip Technology, Inc.                                                                 82,100                        2,166,619
National Semiconductor Corp.*                                                             178,000                        2,372,740
Novellus Systems, Inc.*                                                                    70,700                        1,727,201
Samsung Electronics Co., Ltd.                                                               4,930                        1,930,899
Stakek Holdings, Inc.*                                                                     88,100                          495,122
                                                                                                                      ------------
                                                                                                                        33,661,052

Software 23.1%
Amdocs Ltd.*                                                                               69,000                        1,386,900
BEA Systems, Inc.*                                                                        510,100                        3,366,660
Intuit, Inc.*                                                                              96,100                        4,064,069
Mercury Interactive Corp.*                                                                 22,500                          776,475
Microsoft Corp.                                                                           576,400                       15,735,720
Oracle Corp.*                                                                             663,100                        6,611,107
SAP AG (ADR)                                                                               42,000                        1,531,320
Symantec Corp.*                                                                            15,900                          762,564
TIBCO Software, Inc.*                                                                     454,500                        2,872,440
VERITAS Software Corp.*                                                                   281,800                        4,711,696
                                                                                                                      ------------
                                                                                                                        41,818,951

Telecommunication Services 0.5%
Wireless Telecommunication Services 0.5%
Telefonaktiebolaget LM Ericsson (ADR)*                                                     32,900                          889,616


Total Common Stocks (Cost $179,118,644)                                                                                167,767,398

Preferred Stocks 0.1%
Information Technology 0.1%
Communications Equipment 0.0%
Chorum Technologies, Inc. "E"* (e)                                                        580,046                           70,186
Chorum Technologies, Inc. "F"* (e)                                                        981,012                           21,582
CiDRA Corp. "D"* (e)                                                                        7,133                                0
                                                                                                                      ------------
                                                                                                                            91,768

Electronic Equipment & Instruments 0.1%
Axsun "C"* (e)                                                                            642,674                          138,175

Miscellaneous 0.0%
CyVera* (e)                                                                                85,472                                0


Total Preferred Stocks (Cost $17,349,323)                                                                                  229,943

Convertible Preferred Stocks 0.1%
Information Technology 0.1%
Electronic Equipment & Instruments 0.1%
CiDRA Corp.* (e)
(Cost $5,503,124)                                                                          42,509                           89,779


Securities Lending Collateral 1.3%
Daily Assets Fund Institutional, 1.55% (b) (d)
(Cost $2,275,500)                                                                       2,275,500                        2,275,500

Cash Equivalents 5.7%
Scudder Cash Management QP Trust, 1.54% (a)
(Cost $10,360,121)                                                                     10,360,121                       10,360,121

                                                                                                                      ------------

Total Investment Portfolio  (Cost $214,606,712)                                                                        180,722,741

*    Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or portion of these securities were on loan. The value of all securities loaned at August 31, 2004 amounted to $2,204,160, which is 1.2% of total net assets.

(d) Represents collateral held in connection with securities lending.

(e) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.

Schedule of Restricted Securities

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                                                                                     Acquisition                   Value as % of
Securities                                                      Acquisition Dates      Cost ($)      Value ($)       Net Assets
---------------------------------------------------------------------------------------------------------------------------------
Axsun "C"                                                       December 2000         7,500,006       138,175                .08
---------------------------------------------------------------------------------------------------------------------------------
Chorum Technologies, Inc. "E"                                   September 2000        1,147,549        70,186                .04
                                                                to December 2001
---------------------------------------------------------------------------------------------------------------------------------
Chorum Technologies, Inc, "F"                                   September 2000        8,701,768        21,582                .01
                                                                to December 2001
---------------------------------------------------------------------------------------------------------------------------------
CiDRA Corp.                                                     June 2000             5,503,124        89,779                .05
---------------------------------------------------------------------------------------------------------------------------------
CyVera                                                          January 2004                  -             0                  -
---------------------------------------------------------------------------------------------------------------------------------
Hambrecht & Quist Group                                         March 2000            7,000,000         7,000                  -
---------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                           326,722                .18
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


                                                                                  Expiration    Strike Price
Written Options                                                     Contracts        Date           ($)               Value ($)
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Call Options
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
Broadcom Corp.                                                           287       9/18/2004         30                  8,610
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eBay, Inc.                                                               106       9/18/2004         85                 32,860
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eBay, Inc.                                                               106      10/16/2004         90                 23,320
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Intuit Corp.                                                             222       9/18/2004         40                 53,280
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Network Appliance, Inc.                                                1,312       9/18/2004         20                 91,840
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Research In Motion Ltd.                                                   98       9/18/2004         60                 29,400
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Symantec Corp.                                                           159      10/16/2004         50                 23,850
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Total Outstanding written options (Premiums received $294,156)                                                         263,160
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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Technology Innovation Fund


By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Technology Innovation Fund


By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date: